Investment Strategy	Apr. 30, 2025
Toews Agility Shares Hedged Equal Weight ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks exposure to the large-cap U.S. equity market primarily through investment in ETFs that track the S&P 500 Equal Weight Index, and/or the component stocks of the S&P 500 Equal Weight Index. The Fund buys put options against these positions to offset the risk of adverse price movements, and buys and writes call and/or put options against the same positions to reduce volatility and to receive income from written call options. The Fund is actively managed.

The Fund’s adviser (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in: 1) equity and equity index futures, 2) equity index options, 3) options on equity index futures, 4) options on exchange traded funds (“ETFs”), 5) ETFs that invest primarily in common stocks, and 6) common stocks.

Each company in the equal weight version of the S&P 500 Index is allocated a fixed weight of the index (rebalanced quarterly). The traditional version of the S&P 500 Index is allocated by the market capitalization of its constituent companies, resulting in companies with higher market capitalizations representing a greater percentage of the overall index.

Toews Agility Shares Hedged-Qs ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks exposure to the large-cap U.S. equity market primarily through investment in ETFs that track the Nasdaq-100 Index, and/or the component stocks of the Nasdaq-100 Index. The Fund buys put options against these positions to offset the risk of adverse price movements, and buys and writes call and/or put options against the same positions to reduce volatility and to receive income from written call options. The Fund is actively managed.

The Fund’s adviser (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in: 1) equity and equity index futures, 2) equity index options, 3) options on equity index futures, 4) options on exchange traded funds (“ETFs”), 5) ETFs that invest primarily in common stocks, and 6) common stocks.